Property, Plant And Equipment (Details) (USD $) In Millions, unless otherwise specified	Sep. 28, 2013	Sep. 29, 2012
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 9,202	$ 8,883
Less accumulated depreciation	5,149	4,861
Net property, plant and equipment	4,053	4,022
Amount required to complete construction of buildings and equipment under construction	418
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	100	101
Buildings And Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,945	2,868
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,504	5,208
Land Improvements And Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	417	408
Buildings And Equipment Under Construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 236	$ 298